Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	450,225,673	469,605,944	451,105,234	471,344,081
Weighted-average number of vested DSUs	138,688	150,924	139,131	151,829
Basic	450,364,361	469,756,868	451,244,365	471,495,910
Effect of stock options and TRSUs	547,152	625,732	642,293	1,013,120
Diluted	450,911,513	470,382,600	451,886,658	472,509,030